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January 4, 2001


VIA EDGAR


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention:   Office of Filings, Information & Consumer Services

       RE: ABN AMRO Funds (formerly known as Alleghany Funds) (the "Trust") on behalf of ABN AMRO/Veredus Select Growth Fund (the "Fund") File Nos. 33-68666 and 811-08004


Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-referenced Fund do not differ from that contained in Post-Effective Amendment No. 36 (the "Amendment") to the Trust's Registration Statement on Form N-1A which was filed electronically on December 28, 2001 to become effective on December 31, 2001 (Accession No. 0000950137-01-505356).

Should you have any questions regarding this filing, please contact the undersigned at (617) 535-0538.

Sincerely,


/s/ David M. Whitaker
----------------------
David M. Whitaker




cc:      Gerald Dillenburg
         Gail Hanson, Esq.
         Mark Winget, Esq.